FINANCIAL ASSETS AND LIABILITIES - Foreign Currency Risk (Details) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Currency Swap [Member]
Derivative [Line Items]
Derivative, notional amount	$ 6.9	$ 7.2